Expense Example	May 05, 2026 USD ($)
SMART Small Cap ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
SMART Mid Cap ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	$ 252